Related parties (Tables)	9 Months Ended
Sep. 30, 2018
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of September 30, 2018 and December 31, 2017 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Credit receivables (current)	8,256	10,544
Total current receivables with related parties	8,256	10,544

Trade payables (current)	39,007	63,409
Total current payables with related parties	39,007	63,409

Credit payables (non-current)	78,734	141,031
Total non-current payables with related parties	78,734	141,031

Related party transactions
The transactions carried out by entities included in these consolidated condensed financial statements with related parties not included in the consolidation perimeter of Atlantica, primarily with Abengoa and with subsidiaries of Abengoa, during the nine-month periods ended September 30, 2018 and 2017 have been as follows:

	For the nine-month period ended September 30,
	2018	2017
	($ in thousands)
Services rendered	-	3,495
Services received	(82,506)	(82,012)
Financial income	3,062	36
Financial expenses	(1,042)	(898)